Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		$ 97,011	$ 117,497
Fair Value, Recurring | Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			2,748
Fair Value, Recurring | Current Assets | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		34,915	75,801
Fair Value, Recurring | Current Assets | Mutual Fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		37	36
Fair Value, Recurring | Current Assets | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		6,337	3,355
Fair Value, Recurring | Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			1,007
Fair Value, Recurring | Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		54,772	32,389
Fair Value, Recurring | Non Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		950
Fair Value, Recurring | Non Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			2,161
Fair Value, Nonrecurring | Liabilities | Contingent consideration obligation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	[1]	(972)	(1,725)
Level 1 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		42,239	79,856
Level 1 | Fair Value, Recurring | Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			0
Level 1 | Fair Value, Recurring | Current Assets | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		34,915	75,801
Level 1 | Fair Value, Recurring | Current Assets | Mutual Fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		37	36
Level 1 | Fair Value, Recurring | Current Assets | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		6,337	3,355
Level 1 | Fair Value, Recurring | Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			0
Level 1 | Fair Value, Recurring | Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 1 | Fair Value, Recurring | Non Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		950
Level 1 | Fair Value, Recurring | Non Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			664
Level 1 | Fair Value, Nonrecurring | Liabilities | Contingent consideration obligation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	[1]	0	0
Level 2 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		54,772	37,641
Level 2 | Fair Value, Recurring | Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			2,748
Level 2 | Fair Value, Recurring | Current Assets | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 2 | Fair Value, Recurring | Current Assets | Mutual Fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 2 | Fair Value, Recurring | Current Assets | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 2 | Fair Value, Recurring | Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			1,007
Level 2 | Fair Value, Recurring | Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		54,772	32,389
Level 2 | Fair Value, Recurring | Non Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0
Level 2 | Fair Value, Recurring | Non Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			1,497
Level 2 | Fair Value, Nonrecurring | Liabilities | Contingent consideration obligation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	[1]	0	0
Level 3 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 3 | Fair Value, Recurring | Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			0
Level 3 | Fair Value, Recurring | Current Assets | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 3 | Fair Value, Recurring | Current Assets | Mutual Fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 3 | Fair Value, Recurring | Current Assets | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 3 | Fair Value, Recurring | Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			0
Level 3 | Fair Value, Recurring | Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0	0
Level 3 | Fair Value, Recurring | Non Current Assets | Foreign Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets		0
Level 3 | Fair Value, Recurring | Non Current Assets | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets			0
Level 3 | Fair Value, Nonrecurring | Liabilities | Contingent consideration obligation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities	[1]	$ (972)	$ (1,725)

[1]	The contingent consideration obligations were related to the acquisitions of VivaBioCell, S.p.A., or VivaBioCell, and Receptome, LLC, or Receptome. The contingent consideration obligations are recorded at their estimated fair values and are revalued each reporting period until the related contingencies are resolved. The fair value measurements of these obligations are based on significant inputs not observable in the market (a Level 3 measurement within the fair value hierarchy) and are reviewed periodically by management. These inputs include the estimated probabilities and timing of achieving specified development and sales milestones, as well as the discount rate used to determine the present value of these milestones. Contingent considerations may change significantly as development progresses and additional data are obtained. Significant changes that would increase or decrease the probabilities or timing of achieving the development and sales milestones would result in a corresponding increase or decrease in the fair value of the contingent consideration obligations, which would be recognized on the combined consolidated statements of operations. During the year ended December 31, 2019, a contingent milestone had been reached which resulted in the recognition of a $0.8 million contingent consideration fair value adjustment which was included in accrued expenses and other current liabilities on the combined consolidated balance sheets. See Note 8 Commitments and Contingencies for additional information.